Note 6 - Common Stock (Details) (USD $)	0 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended			12 Months Ended				11 Months Ended	12 Months Ended
	Apr. 08, 2013	Aug. 31, 2013	Dec. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Sep. 30, 2013	Jan. 31, 2013 Executives [Member] Class A Non Voting Common Stock [Member]	Jan. 31, 2013 Common Class L [Member]	Jan. 31, 2012 Common Class L [Member]	Jan. 31, 2011 Common Class L [Member]	Dec. 31, 2012 Class A Non Voting Common Stock [Member]	Jan. 31, 2013 Class A Non Voting Common Stock [Member]	Jan. 31, 2013 Class A Voting Common Stock [Member]
Note 6 - Common Stock (Details) [Line Items]
Common Stock, Shares Authorized						250,000,000		1,000,000	1,000,000	1,000,000		200,000	200,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)						$ 0.00001		$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Common Stock, Shares, Outstanding						11,770,583		1,000,000	1,000,000	1,000,000
Common Stock, Shares, Issued (in Shares)		5,365,000						1,000,000	1,000,000	1,000,000		68,889
Sale of Stock, Price Per Share (in Dollars per share)		$ 8.00										$ 2.3274
Public Offering Winderwriters Discount (in Dollars per share)		$ 0.56
Proceeds from Issuance of Common Stock		$ 39,100,000
Repayments of Notes Payable		10,000,000
Common Stock, Dividend Rate, Percentage								10.00%
Dividends, Common Stock								10,100,000	8,300,000	6,600,000
Stock Issued During Period, Value, New Issues				10,000,000
Sale of Stock, Number of Shares Issued in Transaction (in Shares)							68,889
Sale of Stock, Consideration Received on Transaction												258,600
Stock Repurchased During Period, Shares (in Shares)	4,551,228										27,811
Stock Repurchased During Period, Value					11,588						64,648
Debt Instrument, Decrease, Forgiveness			$ 76,236